BUSINESS COMBINATION - Chibi Great Wall Carbon (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Intangible assets	¥ 0
Restricted cash	1,305,781	¥ 2,165,288
Cash and cash equivalents				¥ 2,173,062
Liabilities
Contract liabilities	(1,579,322)	¥ (1,310,072)
Red Chibi Great Wall
Liabilities
Total consideration for acquisition			¥ 202,000
Chalco Mining
BUSINESS COMBINATION
Consideration transferred in receivables	70,000
Cash consideration paid	¥ 132,000
Red Cliff Carbon
BUSINESS COMBINATION
Equity interest acquired (as a percent)			77.65%
Assets
Property, plant and equipment			¥ 379,618		¥ 271,604
Intangible assets			25,731		26,124
Deferred tax assets			3,325		3,325
Inventories			65,440		59,035
Other current assets			18,608		11,095
Trade and notes receivables			53,392		32,880
Restricted cash					15,700
Cash and cash equivalents			16,258		50,545
Liabilities
Interest bearing loans and borrowings			(233,000)		(228,500)
Contract liabilities			(1,816)
Trade and notes payables			(56,970)		(46,702)
Other payables and accrued expenses			(52,114)		(51,595)
Income tax payable					(2,927)
Other non-current liabilities			65,901		69,640
Net assets			152,571		70,944
Non-controlling interests			(34,100)		¥ (15,856)
Difference recognized in equity			83,497
Total consideration for acquisition			¥ 201,968
China Great Wall Aluminum | Red Cliff Carbon
BUSINESS COMBINATION
Equity interest acquired (as a percent)			57.69%
Henan Great Wall Zhongxin | Red Cliff Carbon
BUSINESS COMBINATION
Equity interest acquired (as a percent)			19.96%